Annual Operating Expenses {- Biotechnology Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-15 - Biotechnology Portfolio - Biotechnology Portfolio-Default	Apr. 29, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.69%